Concentrations of Risk (Details)	9 Months Ended
	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 MYR (RM)	Sep. 30, 2024 USD ($)
Concentrations of Risk [Line Items]
Revenue	RM 63,765,238	$ 15,147,576	RM 32,359,976
Cost of sale (in Dollars)	RM 48,435,188	11,505,889	25,422,507
Three Customers [Member]
Concentrations of Risk [Line Items]
Revenue		$ 63,765,238	RM 32,359,976
Percentage of total revenue	57.00%	57.00%	55.00%	55.00%
Two Vendors [Member]
Concentrations of Risk [Line Items]
Percentage of total revenue	61.00%	61.00%	60.00%	60.00%
Cost of sale (in Dollars)		$ 48,435,188		$ 25,422,507